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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-8895

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                               VOYA FUNDS TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)       With copies to:

               Theresa K. Kelety, Esq.           Elizabeth J. Reza, Esq.
                Voya Investments, LLC               Ropes & Gray LLP
       7337 E. Doubletree Ranch Road, Suite 100     Prudential Tower,
                 Scottsdale, AZ 85258              800 Boylston Street
                                                    Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

                       Date of fiscal year end: March 31

            Date of reporting period: July 1, 2014 - June 30, 2015

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2014 - 06/30/2015
Voya Funds Trust


=========================== Voya Floating Rate Fund ============================


This fund had no proxy voting activity during the reporting period.




============================ Voya GNMA Income Fund =============================


This fund had no proxy voting activity during the reporting period.




========================== Voya High Yield Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.




========================= Voya Intermediate Bond Fund ==========================


This fund had no proxy voting activity during the reporting period.




========================== Voya Short Term Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.




=================== Voya Strategic Income Opportunities Fund ===================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA FUNDS TRUST

By:    /s/ Shaun P. Mathews
       -------------------------------------
       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 21, 2015